Future Minimum Lease Payments Under Capital Lease (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2012 Principal Payments USD ($)	Dec. 31, 2012 Principal Payments KRW
Schedule of Capital Lease Obligations [Line Items]
2013 Principal			$ 207	220,000
2013 Interest	15	16,000
2014 Principal			86	91,000
2014 Interest	4	4,000
2015 Principal			52	55,000
2015 Interest